(10) Property and Equipment (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Depreciation	$ 54,581	$ 91,803	$ 182,658	$ 286,151
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss			$ 2,033	$ 214,566